Loans, financing, debentures and hedge derivative financial instruments - Summary of Foreign Loan Maturity (Detail) R$ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Loan maturity, amount		R$ 16,377,643		R$ 17,376,216	R$ 14,392,722	R$ 15,116,139
IPP [member] | Foreign loans [member]
Disclosure of detailed information about borrowings [line items]
Loan maturity, amount		R$ 1,011,374	$ 181,234
Cost in percentage of DI		104.90%	104.90%
Charges [member] | IPP [member] | Foreign loans [member]
Disclosure of detailed information about borrowings [line items]
Loan maturity, amount	[1]	R$ 34,786	$ 6,234
Cost in percentage of DI	[1]
Foreign loan one [member] | IPP [member] | Foreign loans [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity date		Jun/2022
Loan maturity, amount		R$ 279,025	$ 50,000
Cost in percentage of DI		105.00%	105.00%
Foreign loan two [member] | IPP [member] | Foreign loans [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity date		Sep/2023
Loan maturity, amount		R$ 334,830	$ 60,000
Cost in percentage of DI		105.00%	105.00%
Foreign loan three [member] | IPP [member] | Foreign loans [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity date		Sep/2023
Loan maturity, amount		R$ 362,733	$ 65,000
Cost in percentage of DI		104.80%	104.80%

[1]	Includes interest, transaction costs and fair value adjustments.